Commitments - Summary of Amounts Recognized In The Statement of Profit Or Loss (Parenthetical) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Details Of Commitments [Line Items]
Lease payments		$ 832	$ 893	$ 987
Lease liabilities		7,864	1,582
Depreciation right of use assets	[1]	1,201	1,026	$ 1,273
Santiago [Member]
Details Of Commitments [Line Items]
Lease commitment by related party		26
Lease liabilities		322	$ 2,093
Leasing of office spaces from related parties		35
Depreciation right of use assets		$ 5

[1]	Depreciation of right-of-use assets and interest on lease liabilities include amounts of US$ 35 and US$ 5 respectively related to leasing of office spaces from a related party in Santiago.